BETTER 10K - LEASES - Supplemental Balance Sheet Information (Details)	Dec. 31, 2022	Dec. 31, 2021
Operating leases
Weighted average remaining lease term (in years)	6 years 7 months 6 days	6 years 1 month 6 days
Weighted average discount rate	5.40%	5.10%
Finance leases
Weighted average remaining lease term (in years)	3 months 18 days	1 year 3 months 18 days
Weighted average discount rate	16.20%	16.20%